November 4, 2010

Via EDGAR

John Grzeskiewicz
Division of Investment Management
Securities and Exchange Commission
100 F Street, NE
Washington D.C. 20549

Re:	Principal Funds, Inc.
Post-Effective Amendment No. 85 to the Registration Statement on Form N-1A
File Nos. 033-59474, 811-07572
REQUEST FOR ACCELERATION

Dear Mr. Grzeskiewicz,

Principal Funds, Inc. (the “Registrant”) is filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), with the Securities and Exchange Commission (the “Commission”) a post-
effective amendment to the Registrant’s registration statement on Form N-1A under the 1933 Act and the
Investment Company Act of 1940 (“the Amendment”).

The Amendment is being filed to add Class P shares to the Global Real Estate Securities Fund, which currently offers Classes A, C, and Institutional shares and has an October 31 fiscal year end. The
Amendment contains a facing sheet, amendment for the September 27, 2010 Class P shares prospectus
(that contains multiple funds with a fiscal year end of October 31), an amendment for the March 1, 2010
Statement of Additional Information (“SAI”), Part C, and signature page.

Pursuant to Release No. 33-6510 (February 15, 1984), the Registrant requests that the Amendment receive selective review. Changes include the following. The Amendment adds to the September 27,
2010 Class P shares prospectus portfolio manager information for the Global Real Estate Securities Fund that wasn’t already included, the strategy and risk information for the Global Real Estate Securities Fund that was included in the Registrant’s annual update post-effective amendment that went effective on
March 1, 2010, fee and expense information related to Class P shares of the Global Real Estate
Securities Fund, and performance of Class P shares of the Global Real Estate Securities Fund. The
Amendment to the March 1, 2010 SAI states the Global Real Estate Securities Fund is available in Class
P shares and that Class P shares of the Global Real Estate Securities Fund will be included in a list of funds subject to an expense limit.

The Amendment incorporates by reference the following:
§	The Prospectus for Class P shares (that contains multiple funds with a fiscal year end of October
31), dated September 27, 2010, included in Post-Effective Amendment No. 83 to the registration statement on Form N-1A filed on July 29, 2010, pursuant to paragraph (a) of Rule 485;
§	The Statement of Additional Information dated March 1, 2010, included in Post-Effective
Amendment No. 76 to the registration statement on Form N-1A filed on February 26, 2010, pursuant to paragraph (b) of Rule 485;
§	Supplements to the March 1, 2010 Statement of Additional Information dated and filed March 17,
2010, May 3, 2010, May 19, 2010, May 27, 2010, June 16, 2010, July 12, 2010, August 10, 2010,
September 16, 2010, and September 27, 2010.

Furthermore, the Registrant and Principal Funds Distributor, Inc., the Registrant’s principal underwriter, hereby jointly request that pursuant to Rule 461(a) of the 1933 Act the effective date of the Amendment be accelerated so that it will become effective on December 13, 2010 or as soon thereafter as practicable. Based on a previous telephone conversation with the Staff, we understand the Staff would consider this request.

We are requesting acceleration because we have identified a sales opportunity for Class P shares of this
Fund and would like to have Class P shares of this Fund available in December. We anticipate that this sales opportunity will increase the assets of the Fund and benefit shareholders. Furthermore, in late
December, the Registrant will be filing its annual update for its series with an October 31 fiscal year end and needs to avoid having multiple Rule 485(a) filings pending at the same time because the same prospectus would be included in both filings.

The Registrant and Principal Funds Distributor, Inc. acknowledge their statutory obligations under federal securities laws. The Registrant acknowledges that it is responsible for the adequacy and accuracy of the disclosure in the registration statement and that should the Commission or its staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from action with respect to the filing. The Registrant acknowledges that the action of the Commission or its staff, acting pursuant to delegated authority, in accelerating the effective date of the Registration Statement, does not relieve the Registrant from its full responsibility for the adequacy and accuracy of disclosures in the registration statement. The Registrant further acknowledges that it may not assert Commission staff comments, or changes in disclosure in response to the same, as a defense in any proceeding initiated by the Commission or any person under the federal securities laws.

The Amendment is not being filed to update or amend the prospectuses or statement of additional information for the series with a fiscal year end of August 31.

Please call me at 515-235-9154 or Adam Shaikh at 515-235-9328 if you have any questions.

Sincerely,

/s/ Jennifer A. Mills	/s/ Adam U. Shaikh
Jennifer A. Mills	Adam U. Shaikh
Assistant Counsel, Registrant	Counsel, Principal Funds Distributor, Inc